UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Andor Capital Management, L.L.C.

Address:  4 International Drive, Ste 100
          Rye Brook, New York 10573

13F File Number: 28-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin E. O'Brien
Title:  General Counsel
Phone:  (914) 607-6013


Signature, Place and Date of Signing:

/s/ Kevin E. O'Brien          Rye Brook, New York            August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total: $341,788
                                        (thousands)


List of Other Included Managers: NONE

                                           FORM 13F INFORMATION TABLE
                                        Andor Capital Management, L.L.C.
                                                  June 30, 2012


COLUMN 1                     COLUMN  2  COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8

                             TITLE                   VALUE       SHRS OR   SH/ PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER               OF CLASS   CUSIP       (X$1000)     PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE      SHARED  NONE
--------------              ---------  ------      ---------    --------  ---------  ----------- ---------  -----     ------- -----

ALLOT COMMUNICATIONS LTD     SHS        M0854Q105   11,840       425,000   SH          SOLE                   425,000
AMAZON COM INC               COM        023135106   45,670       200,000   SH          SOLE                   200,000
APPLE INC                    COM        037833100  116,800       200,000   SH          SOLE                   200,000
EBAY INC                     COM        278642103   42,010     1,000,000   SH          SOLE                 1,000,000
EQUINIX INC                  COM NEW    29444U502   26,347       150,000   SH          SOLE                   150,000
GOOGLE INC                   CL A       38259P508   29,003        50,000   SH          SOLE                    50,000
INPHI CORP                   COM        45772F107   13,509     1,425,000   SH          SOLE                 1,425,000
OMNIVISION TECHNOLOGIES INC  COM        682128103   18,676     1,400,000   SH          SOLE                 1,400,000
SALESFORCE COM INC           COM        79466L302   27,652       200,000   SH          SOLE                   200,000
SOURCEFIRE INC               COM        83616T108   10,280       200,000   SH          SOLE                   200,000





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